INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Major Components of Income Tax (Benefits) Expenses
The major components of income tax (benefits) expenses for the years ended December 31, 2022, 2021 and 2020 are:

	2022	2021	2020
	US$’000	US$’000	US$’000
Consolidated income statements
Current income tax:
Current income tax charge	3,547	3,078	3,376
Previously unrecognized tax loss or temporary difference used to reduce current income tax	(697)	(96)	(89)
Adjustments for current income tax of prior years	(54)	—	(1)
Total current income tax	2,796	2,982	3,286
Deferred tax expenses/(benefits):
Relating to origination and reversal of temporary differences	12	(4,327)	782
Previously unrecognized tax loss or temporary difference used to reduce deferred tax expenses	—	—	(52)
Total deferred tax expenses/(benefits)	12	(4,327)	730
Income tax expenses (benefit) reported in the income statement	2,808	(1,345)	4,016

Consolidated statements of comprehensive income
Deferred tax related to items recognized in other comprehensive income during the year:
Change in the fair value of equity instrument measured at fair value through other comprehensive income
Recognized during the year	(270)	147	(358)
Effect of change in tax rate	—	—	—
Net income on actuarial gains and losses
Recognized during the year	147	112	40
Effect of change in tax rate	—	—	—
Income tax (benefit) expense charged to other comprehensive income (loss)	(123)	259	(318)

Reconciliation of Difference Between Tax Computed at Statutory Tax Rate and Income Tax (Benefits) Expenses	The reconciliation of difference between tax computed at the statutory tax rate and income tax (benefits) expenses reported in the consolidated income statement is as follows:

	2022	2021	2020
	US$’000	US$’000	US$’000
Profit/(loss) before tax	7,565	(9,857)	7,725
Tax at statutory rate of 20% (2021: 20%; 2020: 20%)	1,513	(1,971)	1,545
Foreign income taxed at different rate	1,332	1,465	1,100
Expenses not deductible for tax purpose	241	94	255
Utilization of previously unrecognized tax losses/temporary differences	(697)	(96)	(89)
Tax benefit arising from previously unrecognized tax losses	—	—	(52)
Net deferred tax asset not recognized	382	327	1,151
Written-off deferred tax	—	—	—
Tax exempt on income	(65)	(99)	(57)
Uncertain tax position	(102)	(1,173)	(273)
Return to provision adjustment	(54)	—	(1)
Deferred tax liability arising from undistributed earnings	96	(309)	270
Withholding tax on dividends	163	452	163
Others	(1)	(35)	4
Income tax expense/(benefit) reported in consolidated income statement	2,808	(1,345)	4,016

Summary of Deferred Tax
Deferred tax relates to the following:

	Consolidated balance sheet		Consolidated income statement
	As of December 31,		For the year ended Decembers 31,
	2022	2021	2022	2021	2020
	US$’000	US$’000	US$’000	US$’000	US$’000
Outside basis differences	(3,886)	(3,790)	96	(309)	270
Revaluations of financial assets at fair value through other comprehensive income	(198)	(469)	—	—	—
Accrued interest income	—	—	—	—	(172)
Unutilized building allowance (net)	(8)	(21)	(13)	9	(24)
Unused tax losses	1,373	204	(1,158)	(162)	481
Allowance for doubtful accounts	46	167	113	105	(21)
Inventory impairment	2,897	3,170	150	(2,914)	137
Rebates and other accrued liabilities	661	617	(85)	(170)	(17)
Unpaid retirement benefits	1,281	1,327	—	26	41
Deferred revenue and cost of sales	19	30	10	(15)	5
Actuarial loss	498	644	—	—	—
Unabsorbed depreciation	588	731	90	(67)	9
Provision for loss on onerous sale contract	—	860	817	(897)	—
Leases	36	48	9	3	(1)
Others	(361)	(382)	(17)	64	22
Deferred tax expenses/(benefits)			12	(4,327)	730
Net deferred tax assets	2,946	3,136

Disclosure Of Reconciliation Of Changes In Deferred Tax Liability Asset Explanatory
Reconciliation of deferred tax assets, net

	2022	2021	2020
	US$’000	US$’000	US$’000
Opening balance as of January 1	3,136	(519)	(200)
Tax (expense)/benefit during the period recognized in profit or loss	(12)	4,327	(730)
Tax benfit/(expense) during the period recognized in other comprehensive income	123	(259)	318
Exchange difference on translation foreign operations	(301)	(413)	93
Closing balance as of December 31	2,946	3,136	(519)

Year of Expiration and Amount of Available Unused Net Operating Losses	Our Company has available unused net operating losses which arose in Thailand, China, Hong Kong, Singapore and Taiwan as of December 31, 2022 and 2021, that may be applied against future taxable income and that expire as follows respectively:

	As of December 31,
Year of expiration	2022	2021
	US$’000	US$’000
2022	—	2,090
2023	4,054	4,353
2024	2,955	3,156
2025	1,773	1,912
2026	3,011	3,184
2027	5,887	—
2032	184	—
No expiration	2,796	550
	20,660	15,245

Reconciliation of Beginning and Ending Amounts of Uncertain Tax Position
A reconciliation of the beginning and ending amounts of uncertain tax position is as follows:

Change in Uncertain Tax Positions	2022	2021	2020
	US$’000	US$’000	US$’000
Balance as of January 1	28	339	451
Decrease due to lapses in statute of limitations	(26)	(312)	(144)
Exchange difference	(2)	1	32
Balance as of December 31	—	28	339

Accrued Interest and Penalties on Uncertain Tax Position	The amount of related interest and penalties our Company has provided as of the dates listed below were:

	As of December 31,
	2022	2021	2020
	US$’000	US$’000	US$’000
Accrued interest on uncertain tax position	—	46	597
Accrued penalties on uncertain tax position	—	28	339
Total accrued interest and penalties on uncertain tax position	—	74	936